Shareholders' Deficit - Common Stock (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - $ / shares	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Class A ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Common Stock Shares Outstanding Including Temporary Equity		30,530,301	30,530,301
Common Stock Shares Issued Including Temporary Equity	30,530,301	30,530,301	30,530,301
Share subject to possible redemption (in shares)	30,530,301	30,530,301	30,530,301
Class A ordinary shares | As Previously Reported
Class of Stock [Line Items]
Share subject to possible redemption (in shares)	26,508,694		26,508,694
Class B ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, number of votes per share	$ 1	$ 1	$ 1
Common stock, shares issued	7,632,575	7,632,575	7,632,575
Common stock, shares outstanding	7,632,575	7,632,575	7,632,575
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)	20.00%		20.00%
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares (in shares)	20.00%	20.00%